Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(1)(2)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 2(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On: Total Stockholder Return(5)	Net Income(6) (in thousands)
2024	$3,867,150	$4,353,501	$—	$—	$1,451,230	$2,070,699	$80.05	$16,318
2023	$1,880,139	$2,364,593	$—	$—	$1,742,675	$2,253,923	$56.35	$11,619
2022	$1,742,696	$908,696	$918,514	$54,136	$2,235,649	$1,352,670	$42.06	$50,209
___________________________

Named Executive Officers, Footnote			The names of the PEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal years 2024 and 2023, Lisa M. Harper, and (ii) for fiscal year 2022, Ms. Harper and Elizabeth Muñoz-Guzman. Ms. Harper was appointed Chief Executive Officer of the Company in May 2022, replacing Ms. Muñoz-Guzman, who was the Chief Executive Officer of the Company for part of fiscal year 2022.The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2024, Paula S. Dempsey and Hyon C. Park, (ii) for fiscal year 2023, Mark Mizicko and Elizabeth Muñoz-Guzman and (iii) for fiscal year 2022, Timothy O. Martin and Bridgett C. Zeterberg.
Adjustment To PEO Compensation, Footnote

	PEO 1: Ms. Harper			PEO 2: Ms. Muñoz-Guzman
	2024	2023	2022	2024	2023	2022
Summary Compensation Table - Total Compensation	$3,867,150	$1,880,139	$1,742,696	N/A	N/A	$918,514
- Deduct the amounts reported in the Summary Compensation Table as equity award amounts which are based on grant date fair values.	(1,525,000)	(500,000)	(999,000)	N/A	N/A	—
+ Add the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	2,049,199	839,704	165,000	N/A	N/A	—
+ Add the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year.	(28,360)	144,750	—	N/A	N/A	(531,598)
+ Add the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	25,003	—	—	N/A	N/A	—
+ Add the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	(34,491)	—	—	N/A	N/A	(332,780)
- Deduct the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year.	—	—	—	N/A	N/A	—
+ Add the dollar value of any dividends, dividend equivalents, or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.	—	—	—	N/A	N/A	—
Compensation actually paid	$4,353,501	$2,364,593	$908,696	N/A	N/A	$54,136

Non-PEO NEO Average Total Compensation Amount			$ 1,451,230	$ 1,742,675	$ 2,235,649
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,070,699	2,253,923	1,352,670
Adjustment to Non-PEO NEO Compensation Footnote

	2024	2023	2022
Summary Compensation Table - Total Compensation	$1,451,230	$1,742,675	$2,235,649
- Deduct the amounts reported in the Summary Compensation Table as equity award amounts which are based on grant date fair values.	(437,500)	(769,166)	(1,850,000)
+ Add the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	623,687	1,327,549	967,021
+ Add the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year.	385,872	7,501	—
+ Add the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	12,502	—	—
+ Add the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	34,908	(54,636)	—
- Deduct the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year.	—	—	—
+ Add the dollar value of any dividends, dividend equivalents, or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.	—	—	—
Compensation actually paid	$2,070,699	$2,253,923	$1,352,670

Compensation Actually Paid vs. Total Shareholder Return			Company TSR and Compensation Actually Paid (“CAP”)
Compensation Actually Paid vs. Net Income			Company Net Income (Loss) and Compensation Actually Paid (“CAP”)
Total Shareholder Return Amount			$ 80.05	56.35	42.06
Net Income (Loss)			$ 16,318,000	11,619,000	50,209,000
Additional 402(v) Disclosure			Amounts reported in these columns represent the compensation actually paid to our PEO for each applicable fiscal year. In calculating the compensation actually paid amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.Amounts reported in this column represent the average compensation actually paid to our non-PEO NEOs for each applicable fiscal year. In calculating the compensation actually paid amounts reflected in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.The Company’s total stockholder return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on an initial fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.Represents the amount of net income reflected in the audited financial statements included in the Company’s fiscal year 2024 Annual Report on Form 10-K for each applicable fiscal year.
Lisa M. Harper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,867,150	1,880,139	1,742,696
PEO Actually Paid Compensation Amount			$ 4,353,501	$ 2,364,593	908,696
PEO Name		Lisa M. Harper	Lisa M. Harper	Lisa M. Harper
Elizabeth Muñoz-Guzman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	918,514
PEO Actually Paid Compensation Amount			0	0	54,136
PEO Name	Elizabeth Muñoz-Guzman
PEO | Lisa M. Harper [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,525,000)	(500,000)	(999,000)
PEO | Lisa M. Harper [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,049,199	839,704	165,000
PEO | Lisa M. Harper [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(28,360)	144,750	0
PEO | Lisa M. Harper [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,003	0	0
PEO | Lisa M. Harper [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,491)	0	0
PEO | Lisa M. Harper [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Lisa M. Harper [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Elizabeth Muñoz-Guzman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Elizabeth Muñoz-Guzman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Elizabeth Muñoz-Guzman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(531,598)
PEO | Elizabeth Muñoz-Guzman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Elizabeth Muñoz-Guzman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(332,780)
PEO | Elizabeth Muñoz-Guzman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Elizabeth Muñoz-Guzman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(437,500)	(769,166)	(1,850,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			623,687	1,327,549	967,021
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			385,872	7,501	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,502	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,908	(54,636)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0